Debt (Details) - USD ($) $ in Thousands	1 Months Ended			3 Months Ended		4 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Apr. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2024
Debt Instrument [Line Items]
Issuance fees	$ 100		$ 0	$ 100		$ 100		$ 100		$ 0
Proceeds from draws on revolving line of credit						4,900		4,931	$ 0
Interest expense				211	$ 636			307	1,690	2,306	$ 1,315
Proceeds from related party loans	$ 300						$ 5,000	$ 5,300	17,500	23,000	20,500
Related Party
Debt Instrument [Line Items]
Line of credit borrowing term								3 years
Interest expense				63	628			$ 160	1,663	$ 2,271	$ 1,305
Principal and interest			66,100
Related Party Loans | Convertible Debt
Debt Instrument [Line Items]
Principal and interest			66,100
Related Party Loans | Loans Payable
Debt Instrument [Line Items]
Interest rate							4.60%
Related Party Loans | Line of Credit
Debt Instrument [Line Items]
Line of credit borrowing term	30 days
Related Party Loans | Common Stock
Debt Instrument [Line Items]
Converted shares (in shares)										17,002,230
Related Party Loans | Related Party
Debt Instrument [Line Items]
Interest expense				100	600			100
Interest payable	$ 100		$ 0	100		100		100		$ 0
Related Party Loans | Related Party | Loans Payable
Debt Instrument [Line Items]
Interest expense								200	1,700
Interest payable	$ 200			$ 200	0	$ 200		$ 200	0
Related Party Loans | Related Party | Loans Payable
Debt Instrument [Line Items]
Interest rate	5.12%			5.12%		5.12%		5.12%
Interest expense					$ 0				0
Revolving Credit Facility | Line of Credit
Debt Instrument [Line Items]
Restricted cash balance requirement		$ 300
Revolving Credit Facility | Commercial Bank Credit Facility | Line of Credit
Debt Instrument [Line Items]
Revolving line of credit		$ 5,000
Line of credit borrowing term		1 year
Interest rate		7.50%
Issuance fees		$ 100
Interest rate for the revolving line of credit	8.17%			8.17%		8.17%		8.17%
Interest expense				$ 100					$ 0
Accrued interest	$ 100			$ 100		$ 100		$ 100
Revolving Credit Facility | Commercial Bank Credit Facility | Forecast | Line of Credit
Debt Instrument [Line Items]
Minimum deposit balance												$ 15,000
Revolving Credit Facility | Commercial Bank Credit Facility | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate | Line of Credit
Debt Instrument [Line Items]
Basis spread interest rate on secured overnight financing rate		2.85%